DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

October 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A of DWS California Tax-Free Income Fund, DWS New York Tax-Free Income Fund and DWS Massachusetts Tax-Free Fund (the “Funds”), each a series of Deutsche DWS State Tax-Free Income Series (the “Trust”) (Reg. Nos. 002-81549; 811-03657)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Funds and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2020. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect the addition of Institutional Class shares to each of the Funds. The Amendment has been electronically coded to show changes from the Prospectuses and Statements of Additional Information last filed with the Commission on November 27, 2019 in Post-Effective Amendment No. 88 to the Registration Statement under the Securities Act for DWS California Tax-Free Income Fund and DWS New York Tax-Free Income Fund. The Amendment contains the Funds’ statutory Prospectuses and Statements of Additional Information.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/ Rob Benson

Rob Benson

Assistant Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.